Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Carrying Amounts of Goodwill and Intangible Assets

(a) Carrying amounts of goodwill and intangible assets

As at December 31, 2018	Balance, January 1, 2018	Additions/ disposals(3)	Amortization expense		Effect of changes in foreign exchange rates	Balance, December 31, 2018
Goodwill	$5,713	$(65)	$	n/a	$216	$5,864
Indefinite life intangible assets
Brand	753	–		n/a	66	819
Fund management contracts and other(1)	755	3		n/a	40	798
	1,508	3		n/a	106	1,617
Finite life intangible assets(2)
Distribution networks	989	(133)		48	60	868
Customer relationships	899	–		55	16	860
Software	661	275		147	32	821
Other	70	–		5	2	67
	2,619	142		255	110	2,616
Total intangible assets	4,127	145		255	216	4,233
Total goodwill and intangible assets	$9,840	$80		$255	$432	$10,097

As at December 31, 2017	Balance, January 1, 2017	Additions/ disposals	Amortization expense		Effect of changes in foreign exchange rates	Balance, December 31, 2017
Goodwill	$5,884	$–	$	n/a	$(171)	$5,713
Indefinite life intangible assets
Brand	805	–		n/a	(52)	753
Fund management contracts and other(1)	785	–		n/a	(30)	755
	1,590	–		n/a	(82)	1,508
Finite life intangible assets(2)
Distribution networks	1,093	–		47	(57)	989
Customer relationships	969	–		56	(14)	899
Software	494	303		121	(15)	661
Other	77	–		5	(2)	70
	2,633	303		229	(88)	2,619
Total intangible assets	4,223	303		229	(170)	4,127
Total goodwill and intangible assets	$10,107	$303		$229	$(341)	$9,840

(1)	For fund management contracts, the significant CGUs to which these were allocated and their associated carrying values were U.S. WAM with $400 (2017 – $367) and Canada WAM with $273 (2017 – $273).
(2)

Gross carrying amount of finite life intangible assets was $1,331 for distribution networks, $1,145 for customer relationships, $2,110 for software and $133 for other (2017 – $1,294, $1,128, $1,841 and $126, respectively).

(3)

In 2018, disposals include $65 of goodwill and $96 of distribution networks from the sale of the U.S. broker-dealer business, and impairments of distribution networks for discontinued products of $27 in U.S. segment and $13 in Asia segment.

Summary of Impairment Testing of Goodwill

The following tables present the carrying value of goodwill by CGU or group of CGUs.

As at December 31, 2018 CGU or group of CGUs	Balance, January 1, 2018	Additions/ disposals	Effect of changes in foreign exchange rates	Balance, December 31, 2018
Asia
Asia Insurance (excluding Japan)	$154	$–	$11	$165
Japan Insurance	391	–	44	435
Canada Insurance	1,954	–	8	1,962
U.S. Insurance	400	(65)	32	367
Global Wealth and Asset Managment
Asia WAM	180	–	16	196
Canada WAM	1,436	–	–	1,436
U.S. WAM	1,198	–	105	1,303
Total	$5,713	$(65)	$216	$5,864

As at December 31, 2017 CGU or group of CGUs	Balance, January 1, 2017	Additions/ disposals	Effect of changes in foreign exchange rates	Balance, December 31, 2017
Asia
Asia Insurance (excluding Japan)	$160	$–	$(6)	$154
Japan Insurance	403	–	(12)	391
Canada Insurance	1,960	–	(6)	1,954
U.S. Insurance	428	–	(28)	400
Global Wealth and Asset Managment
Asia WAM	194	–	(14)	180
Canada WAM	1,436	–	–	1,436
U.S. WAM	1,303	–	(105)	1,198
Total	$5,884	$–	$(171)	$5,713